UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	August 31, 2014

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 108.2%
Oil & Gas — 108.2%
Access Midstream Partners	107,933	$6,945,489
Alliance Resource Partners	32,254	1,604,959
AmeriGas Partners	61,927	2,865,362
Atlas Pipeline Partners	55,043	2,032,738
Boardwalk Pipeline Partners	72,977	1,455,891
Buckeye Partners	82,743	6,536,697
Cheniere Energy Partners	25,320	838,092
Crestwood Equity Partners	84,112	1,072,428
Crestwood Midstream Partners	113,666	2,655,238
DCP Midstream Partners	64,698	3,660,613
El Paso Pipeline Partners	98,807	4,106,419
Enbridge Energy Partners	161,172	5,853,767
Energy Transfer Partners	113,102	6,497,710
EnLink Midstream Partners	70,862	2,196,013
Enterprise Products Partners	177,344	7,205,487
EV Energy Partner	34,145	1,427,261
Genesis Energy	51,762	2,883,143
Kinder Morgan Energy Partners	82,925	7,992,312
Magellan Midstream Partners	87,870	7,374,929
MarkWest Energy Partners	93,476	7,452,841
Natural Resource Partners	51,467	817,296
NGL Energy Partners	42,279	1,800,240
Northern Tier Energy	43,979	1,151,370
NuStar Energy	58,368	3,857,541
ONEOK Partners	107,896	6,412,259
Plains All American Pipeline	113,569	6,806,190
Regency Energy Partners	132,316	4,363,782
Spectra Energy Partners	124,688	7,105,969
Suburban Propane Partners	45,364	2,017,337
Sunoco Logistics Partners	107,210	5,304,751
Targa Resources Partners	76,761	5,711,018
TC PipeLines	35,115	2,058,441
Tesoro Logistics	27,289	1,917,871
Western Gas Partners	51,553	3,994,842
Williams Partners	121,354	6,432,976
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $114,736,885)		142,409,272
TOTAL INVESTMENTS — 108.2%
(Cost $114,736,885)†		$142,409,272

Percentages are based on Net Assets of $131,573,903.

Schedule of Investments (Unaudited)	August 31, 2014

Global X MLP ETF

†	At August 31, 2014, the tax basis cost of the Fund's investments was $114,736,885 and the unrealized appreciation and depreciation were $27,967,035 and $(294,648) respectively.

As of August 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2014

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 109.1%
Oil & Gas — 109.1%
Atlas Energy	29,452	$1,318,272
Atlas Resource Partners	26,389	530,947
BreitBurn Energy Partners	71,772	1,642,143
Dorchester Minerals	16,077	547,904
Eagle Rock Energy Partners	63,118	273,932
Equities Midstream Partners	16,140	1,573,489
EV Energy Partner	25,635	1,071,543
Exterran Partners	17,991	521,739
Ferrellgas Partners	32,290	920,265
Global Partners	9,854	424,510
Holly Energy Partners	21,736	788,799
Legacy Reserves	29,836	917,457
Memorial Production Partners	33,845	791,973
MPLX	11,876	724,436
Niska Gas Storage Partners, Cl U	9,170	132,140
NuStar GP Holdings	20,852	897,679
Phillips 66 Partners	11,245	832,130
QEP Midstream Partners	13,801	358,826
QR Energy	31,357	678,252
Rose Rock Midstream	8,179	498,837
Summit Midstream Partners	14,160	782,765
Tallgrass Energy Partners	8,503	363,928
Tesoro Logistics	21,261	1,494,223
Transmontaigne Partners	9,275	408,100
Valero Energy Partners	10,154	541,310
Vanguard Natural Resources	48,017	1,412,660
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $16,480,140)		20,448,259
TOTAL INVESTMENTS — 109.1%
(Cost $16,480,140)†		$20,448,259

Percentages are based on Net Assets of $18,742,554.

†	At August 31, 2014, the tax basis cost of the Fund's investments was $16,480,140 and the unrealized appreciation and depreciation were $4,163,425 and $(195,306) respectively.

Cl — Class

As of August 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	August 31, 2014

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 77.1%
Oil & Gas — 77.1%
Cheniere Energy *	160,533	$12,884,379
Crestwood Midstream Partners	34,625	808,840
Enbridge	329,474	16,424,279
Enbridge Energy Management	80,698	2,890,602
EnLink Midstream	175,429	7,210,132
EQT	85,991	8,518,268
Kinder Morgan	392,925	15,819,160
Kinder Morgan Management *	80,546	7,870,955
Marathon Petroleum	142,122	12,934,523
MPLX	4,493	274,073
ONE Gas	124,581	4,663,067
ONEOK	122,446	8,595,709
Phillips 66 Partners	4,307	318,718
SemGroup, Cl A	57,041	5,004,207
Spectra Energy	356,048	14,832,960
Targa Resources	51,191	7,143,704
Williams	281,697	16,744,070
TOTAL COMMON STOCK
(Cost $121,709,668)		142,937,646

MASTER LIMITED PARTNERSHIPS — 23.2%
Oil & Gas — 23.2%
Access Midstream Partners	23,699	1,525,031
Atlas Pipeline Partners	16,767	619,205
Boardwalk Pipeline Partners	27,159	541,822
Buckeye Partners	27,696	2,187,984
DCP Midstream Partners	20,048	1,134,316
El Paso Pipeline Partners	32,046	1,331,832
Enable Midstream Partners	5,647	144,733
Energy Transfer Partners	65,249	3,748,555
EnLink Midstream Partners	17,472	541,457
Enterprise Products Partners	211,339	8,586,704
Equities Midstream Partners	9,137	890,766
Genesis Energy	15,543	865,745
Holly Energy Partners	4,393	159,422
Magellan Midstream Partners	52,950	4,444,093
MarkWest Energy Partners	41,000	3,268,930
NuStar Energy	17,510	1,157,236
Oiltanking Partners	4,099	201,220
Plains All American Pipeline	81,909	4,908,806
Spectra Energy Partners	11,697	666,612
Targa Resources Partners	23,669	1,760,974
TC PipeLines	10,500	615,510
Tesoro Logistics	8,221	577,772

Schedule of Investments (Unaudited)	August 31, 2014

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Western Gas Partners	15,867	$1,229,534
Williams Partners	37,155	1,969,586
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $39,094,013)		43,077,845
TOTAL INVESTMENTS — 100.3%
(Cost $160,803,681)†		$186,015,491

Percentages are based on Net Assets of $185,488,290.

*	Non-income producing security.
†	At August 31, 2014, the tax basis cost of the Fund's investments was $160,803,681 and the unrealized appreciation and depreciation were $25,212,789 and $(979) respectively.

Cl — Class

As of August 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-005-0500

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Bruno del Ama
By (Signature and Title)*	Bruno del Ama
President

Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 28, 2014

By (Signature and Title)*	/s/ Thomas K. Lynch
Thomas K. Lynch
Chief Financial Officer

Date: October 28, 2014

* Print the name and title of each signing officer under his or her signature.